Citi	SM
Institutional
Liquid Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Institutional Liquid Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	13

Cash Reserves Portfolio

Portfolio of Investments	16

Statement of Assets and Liabilities	20

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	23

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

R. JAY GERKEN
Chairman, President
and Chief Executive
Officer

•	First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.

•	Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

MANAGER OVERVIEW

Performance Review

As of February 28, 2003, the seven-day current yield for Class A shares of Citi(SM) Institutional Liquid Reserves (“Fund”) was 1.24% and its seven-day effective yield, which reflects compounding, was 1.25%. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

KEVIN KENNEDY
Portfolio Manager

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into higher-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)(i) by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

Fixed-Income Securities Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

The supply of investment-grade commercial paper continued to be modest during the period. One factor contributing to this supply reduction was that corporations had less of a need to borrow capital as many cut back on business investment and capital expenditures. Still, other firms simply termed-out their debt (i.e., the companies issued debt obligations with longer-term maturities to lock in potentially lower rates over the long term). We sought to enhance yield by purchasing high-quality floating-rate corporate and asset-backed securities. We also increased the Fund’s exposure to government agency issues as yield spreads(ii) continued to remain extremely narrow.

2

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Management(iii) and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

3

Thank you for your investment in Citi(SM) Institutional Liquid Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Kevin Kennedy
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 16 through 19 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iii	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

4

FUND FACTS

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager
Citi Fund Management Inc.

Commencement of Operations
October 2, 1992

Net Assets as of 2/28/03
Class A shares: $25,005.3 million
SVB Liquid Reserves shares: $418.5 million
SVB Institutional Liquid Reserves shares: $2,556.8 million

Dividends
Declared daily, paid monthly

Benchmark*
•	Lipper Taxable Institutional Money Market Funds Average
•	iMoneyNet, Inc. 1st Tier Institutional Taxable Money Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

5

FUND PERFORMANCE
Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Since Inception*

Citi Institutional Liquid Reserves Class A shares	0.75%	1.72%	4.52%	4.77	%#
SVB Liquid Reserves shares	0.55%	1.31%	—	5.38	%##
SVB Institutional Liquid Reserves shares	0.73%	1.68%	—	2.26	%###
Lipper Taxable Institutional Money Market Funds Average	0.59%	1.38%	4.23%	4.48	%†
iMoneyNet, Inc. 1st Tier Institutional Taxable
Money Market Funds Average	0.61%	1.40%	4.27%	4.46	%†

*	Average Annual Total Return
**	Not Annualized
†	From 9/30/92
#	Commencement of Operations 10/2/92
##	Commencement of Operations 4/24/00
###	Commencement of Operations 6/5/01
7-Day Yields	Class A	SVB Liquid Reserves	SVB Institutional Liquid Reserves
Annualized Current	1.24%	0.84%	1.20%
Effective	1.25%	0.85%	1.21%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Institutional Liquid Reserves Class A vs. iMoneyNet, Inc. Institutional Taxable Money Market Funds Average

As illustrated, Citi Institutional Liquid Reserves Class A shares generally provided an annualized seven-day yield that was greater than the iMoneyNet, Inc. Institutional Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Institutional Liquid Reserves
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$27,902,624,046
Receivable for shares of beneficial interest sold	91,491,123

Total assets	27,994,115,169

Liabilities:
Dividends payable	8,195,598
Management fees payable (Note 3)	2,106,952
Distribution/Service fees payable (Note 4)	209,790
Accrued expenses and other liabilities	3,005,802

Total liabilities	13,518,142

Net Assets	$27,980,597,027

Net Assets Consist of:
Paid-in capital	$27,980,247,417
Accumulated realized gain on investment	349,610

Total	$27,980,597,027

Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($25,005,363,742/25,005,049,415 shares outstanding)	$1.00

SVB Liquid Reserves shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($418,454,457/418,449,346 shares outstanding)	$1.00

SVB Institutional Liquid Reserves shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,556,778,828/2,556,748,656 shares outstanding)	$1.00

See notes to financial statements

7

Citi Institutional Liquid Reserves
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$272,370,263
Allocated expenses from Cash Reserves Portfolio	(16,112,560)

		$256,257,703
Expenses:
Management fees (Note 3)	15,865,570
Distribution/Service fees Class A (Note 4)	14,474,870
Distribution/Service fees SVB Liquid Reserves shares (Note 4)	1,020,558
Distribution/Service fees SVB Institutional Liquid Reserves
shares (Note 4)	1,267,206
Transfer agent fees	368,202
Legal fees	164,415
Trustees’ fees	134,755
Blue sky fees	57,353
Shareholder reports	21,033
Audit fees	4,270
Custody and fund accounting fees	2,923
Miscellaneous	156,646

Total expenses	33,537,801
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(16,148,589)

Net expenses		17,389,212

Net investment income		$238,868,491

See notes to financial statements

8

Citi Institutional Liquid Reserves
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class A shares	$217,591,082	$624,093,264
SVB Liquid Reserves shares	2,537,940	17,472,137
SVB Institutional Liquid Reserves shares	18,739,469	45,842,520

	238,868,491	687,407,921

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Class A shares
Proceeds from sale of shares	133,920,843,455	256,671,933,339
Net asset value of shares issued to shareholders
from reinvestment of dividends	131,877,572	384,685,737
Cost of shares repurchased	(136,881,867,877)	(247,999,328,722)

Total Class A shares	(2,829,146,850)	9,057,290,354

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Liquid Reserves shares
Proceeds from sale of shares	216,979,720	552,289,553
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,145,568	17,112,841
Cost of shares repurchased	(291,290,971)	(1,495,940,772)

Total SVB Liquid Reserves shares	(72,165,683)	(926,538,378)

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Institutional Liquid Reserves shares
Proceeds from sale of shares	896,229,125	3,911,451,531
Net asset value of shares issued to shareholders
from reinvestment of dividends	18,507,753	45,764,852
Cost of shares repurchased	(1,156,458,606)	(2,246,250,591)

Total SVB Institutional Liquid Reserves shares	(241,721,728)	1,710,965,792

Net Increase (Decrease) in Net Assets	(3,143,034,261)	9,841,717,768

Net Assets:
Beginning of year	31,123,631,288	21,281,913,520

End of year	$27,980,597,027	$31,123,631,288

See notes to financial statements

9

Citi Institutional Liquid Reserves
FINANCIAL HIGHLIGHTS

	Class A
	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00743		0.02236	0.05459	0.05890	0.05041	0.05548
Less dividends from net
investment income	(0.00743)		(0.02236)	(0.05459)	(0.05890)	(0.05041)	(0.05548)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$25,005,364		$27,834,511	$18,777,220	$5,788,233	$5,794,599	$3,380,501
Ratio of expenses to
average net assets†	0.20	%*	0.20%	0.20%	0.16%	0.19%	0.20%
Ratio of net investment
income to average
net assets†	1.49	%*	2.18%	5.10%	5.87%	5.04%	5.57%
Total return	0.75	%**	2.26%	5.60%	6.05%	5.16%	5.69%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment
income per share	$0.00635		$0.02007	$0.05169	$0.05271	$0.04557	$0.04948
Ratios:
Expenses to average
net assets†	0.38	%*	0.43%	0.63%	0.78%	0.79%	0.79%
Net investment income to
average net assets†	1.31	%*	1.95%	4.67%	5.25%	4.44%	4.98%

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

10

Citi Institutional Liquid Reserves
FINANCIAL HIGHLIGHTS

	SVB Securities Liquid Reserves Shares
	Six Months Ended February 28, 2003		Year Ended August 31,		For the Period April 24, 2000 (Commencement of Operations) to
	(Unaudited)		2002	2001	August 31, 2000

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00545		0.01837	0.05078	0.02120
Less dividends from net
investment income	(0.00545)		(0.01837)	(0.05078)	(0.02120)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$418,454		$490,620	$1,417,159	$124,416
Ratio of expenses to average
net assets†	0.60	%*	0.60%	0.59%	0.66	%*
Ratio of net investment income to
average net assets†	1.11	%*	1.97%	4.71%	5.35	%*
Total return	0.55	%**	1.86%	5.20%	2.14	%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00444		$0.01568	$0.04948	$0.02039
Ratios:
Expenses to average net assets†	0.78	%*	0.75%	1.02%	1.28	%*
Net investment income to
average net assets†	0.93	%*	1.82%	4.28%	4.73	%*

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

11

Citi Institutional Liquid Reserves
FINANCIAL HIGHLIGHTS

	SVB Securities Institutional Liquid Reserves Shares
	Six Months Ended February 28, 2003 (Unaudited)		Year Ended August 31, 2002	For the Period June 5, 2001 (Commencement of Operations) to August 31, 2001

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000
Net investment income	0.00723		0.02200	0.00955
Less dividends from
net investment income	(0.00723)		(0.02200)	(0.00955)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$2,556,779		$2,798,501	$1,087,535
Ratio of expenses to
average net assets†	0.24	%*	0.24%	0.24	%*
Ratio of net investment
income to average
net assets†	1.46	%*	2.11%	5.06	%*
Total return	0.73	%**	2.22%	0.96	%**#

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00631		$0.02078	$0.00884
Ratios:
Expenses to
average net assets†	0.42	%*	0.40%	0.59	%*
Net investment income to
average net assets	1.28	%*	1.95%	4.71	%*

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized
#	The total return is being restated.

See notes to financial statements

12

Citi Institutional Liquid Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Citi Institutional Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of the investment reflects the Fund’s proportionate interest (63.6% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”). Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank tsb. (“CTB”), a subsidiary of Citi-corp acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The Fund offers Class A shares, SVB Securities Liquid Reserves shares, and SVB Securities Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVB Securities Liquid Reserves shares on April 24, 2000 and SVB Securities Institutional Liquid Reserves shares on June 5, 2001.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

13

Citi Institutional Liquid Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $15,865,570, of which $800,000 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A and SVB Securities Institutional Liquid Reserves shares and 0.45% of average daily net assets for SVB Securities Liquid Reserves shares. The Service fees paid amounted to $14,474,870 for Class A, all of which were voluntarily waived, $1,020,558 for SVB Securities Liquid Reserves shares, of which $113,395 were voluntarily waived and $1,267,206 for SVB Securities Institutional Liquid Reserves shares, of which $760,324 were voluntarily waived for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

14

Citi Institutional Liquid Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Shares Of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $30,825,367,450 and $34,334,890,405, respectively, for the six months ended February 28, 2003.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

15

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Asset Backed — 3.6%

Compass Securities,
1.29% due 08/19/03	$114,000	$113,994,618
K2 USA LLC,*
1.32% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.31% due 04/15/03	100,000	99,997,644
1.32% due 07/10/03	150,000	150,000,000
1.32% due 07/15/03	270,000	270,000,000
1.32% due 10/15/03	250,000	249,984,521
Restructured Asset Securitization,*
1.39% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,*
1.31% due 05/15/03	150,000	149,997,000

		1,593,973,783

Certificates of Deposit (Euro) — 13.3%

Banco Bilbao,
1.35% due 04/22/03	150,000	150,000,000
Bank Nova Scotia,
1.35% due 05/15/03	100,000	100,000,000
Barclays Bank,
1.26% due 04/22/03	500,000	500,000,000
BNP Paribas,
1.26% due 05/27/03	160,000	160,000,000
Canadian Imperial Bank,
1.29% due 08/11/03	500,000	500,000,000
Credit Agricole Indosuez,
1.27% due 03/03/03	153,000	153,000,000
Dresdner Bank,
1.37% due 05/13/03	486,000	486,000,000
1.30% due 05/21/03	350,000	350,000,000
HBOS Treasury Services PLC,
1.32% due 05/06/03	749,000	749,000,000
Istituto Bancario,
1.26% due 04/25/03	250,000	250,000,000
Landesbank Baden Wuerttemburg,
1.35% due 03/21/03	200,000	200,000,000
1.34% due 04/15/03	100,000	100,000,000
Norddeutsche Landesbank,
1.36% due 04/22/03	100,000	99,811,111
Unicredito Italiano,
1.35% due 03/13/03	650,000	650,000,000
1.31% due 04/14/03	150,000	150,000,000
1.27% due 05/19/03	200,000	200,004,264
1.30% due 05/21/03	350,000	350,000,000
Westdeutsche Landesbank,
1.35% due 04/11/03	200,000	200,000,000
1.35% due 05/15/03	500,000	500,000,000

		5,847,815,375

Certificates of Deposit (Yankee) — 15.6%

Abbey National Treasury,*
1.69% due 04/07/03	400,000	399,977,112
Bank Nova Scotia,
2.98% due 03/26/03	250,000	249,993,801
Canadian Imperial Bank,*
1.73% due 04/28/03	500,000	499,958,038
Chase Manhattan Bank,
1.26% due 08/11/03	500,000	500,000,000
1.30% due 06/04/03	750,000	750,000,000
Credit Agricole,
1.26% due 04/02/03*	500,000	499,975,264
1.26% due 04/07/03	147,000	147,000,000
1.26% due 04/25/03	200,000	200,000,000
Dresdner Bank,
2.88% due 03/24/03	100,000	100,000,000
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,998,649
2.76% due 04/22/03	300,000	300,000,000
Landesbank Hess,
1.26% due 05/12/03	500,000	500,000,000
1.28% due 08/06/03	497,000	497,000,000
Lasalle Bank,
1.34% due 03/03/03	200,000	200,000,000
Lloyds Bank PLC.,
1.35% due 04/22/03	300,000	300,000,691
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,994,334
Societe Generale,
2.96% due 04/08/03	100,000	100,012,616
1.35% due 04/22/03	150,000	150,000,000
Toronto Dominion Bank,
1.27% due 08/20/03	147,000	147,000,000
UBS AG,
2.86% due 03/24/03	250,000	249,995,042
2.87% due 03/24/03*	250,000	249,995,042
Wells Fargo Bank,
1.26% due 03/21/03	200,000	199,999,991
1.26% due 04/04/03	140,000	139,999,951

		6,840,900,531

Commercial Paper — 42.9%

ABSC Capital Corp.,
1.28% due 03/10/03	146,194	146,157,614
1.28% due 03/11/03	242,435	242,366,041
1.29% due 03/25/03	99,305	99,226,715
Allianz Finance Corp.,
1.59% due 03/06/03	100,000	99,986,750
Alpine Securitization Corp.,
1.28% due 03/13/03	334,500	334,381,067

16

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Commercial Paper — (cont’d)

Amstel Funding Corp.,
1.70% due 04/01/03	$511,242	$510,541,882
1.29% due 06/05/03	248,114	247,278,269
1.29% due 06/16/03	400,000	398,495,000
1.35% due 07/02/03	110,000	109,500,875
Amsterdam Funding Corp.,
1.27% due 03/20/03	100,000	99,940,028
Aquinas Funding LLC,
1.36% due 04/17/03	100,000	99,830,000
Atlantis One Funding Corp.,
1.27% due 03/17/03	359,938	359,760,231
1.40% due 04/25/03	424,373	423,526,435
Atomium Funding Corp.,
1.40% due 03/13/03	120,043	119,996,317
Barclays Bank,
1.26% due 05/12/03	497,000	497,000,000
Bank Ireland Governor Co.,
1.34% due 03/21/03	397,000	396,734,010
Bear Stearns Co.,
1.28% due 06/30/03	230,000	229,026,844
1.30% due 03/04/03	123,500	123,495,540
Cancara Asset Securitization LTD,
1.27% due 04/23/03	100,000	99,820,083
Edison Asset Securities,
1.35% due 04/24/03	250,000	249,512,500
1.34% due 04/25/03	150,000	149,704,083
1.35% due 04/25/03	496,000	495,014,200
1.27% due 07/11/03	198,500	197,589,657
Eiffel Funding LLC,
1.30% due 03/21/03	101,000	100,934,350
Erasmus Capital Corp.,
1.28% due 05/08/03	455,759	454,691,638
Forrestal Funding Master,
1.27% due 03/07/03	179,078	179,052,730
1.28% due 04/02/03	100,158	100,051,165
Galleon Capital Corp.,
1.28% due 04/28/03	200,000	199,601,778
GE Capital International Funding,
1.36% due 04/25/03	141,437	141,153,812
Gemini Securitization Corp.,
1.27% due 03/13/03	102,341	102,304,896
Giro Funding U.S. Corp.,
1.27% due 03/12/03	209,451	209,384,499
1.71% due 03/24/03	46,228	46,181,888
Giro Multi Funding Corp.,
1.28% due 03/20/03	313,912	313,722,258
Grampian Funding Ltd.,
1.35% due 04/10/03	75,000	74,893,125
1.35% due 05/13/03	100,000	99,733,750
1.27% due 06/23/03	100,000	99,604,889
Greenwich Funding Corp.,
1.27% due 03/14/03	105,000	104,959,254
Greyhawk Fund Corp.,
1.27% due 04/25/03	200,000	199,626,056
Hatteras Funding Corp.,
1.37% due 03/06/03	270,890	270,859,073
1.31% due 04/09/03	154,451	154,243,049
1.27% due 04/29/03	90,000	89,819,025
1.28% due 05/23/03	141,474	141,066,555
ING America Holdings,
1.34% due 03/19/03	100,000	99,940,444
Jupiter Securitization Corp.,
1.28% due 03/07/03	120,000	119,983,000
1.28% due 03/10/03	110,000	109,972,729
Lake Constance Funding LLC,
1.37% due 03/06/03	128,000	127,985,387
1.72% due 03/20/03	30,000	29,975,633
Liberty Street Funding Corp.,
1.28% due 03/18/03	130,000	129,930,667
Mane Funding Corp.,
1.28% due 05/05/03	100,135	99,910,698
Market Strategy Funding Corp.,
1.28% due 03/13/03	136,818	136,769,544
1.27% due 03/17/03	200,000	199,901,222
Mica Funding LLC,
1.38% due 03/07/03	100,000	99,984,667
1.29% due 03/18/03	133,000	132,928,513
1.28% due 03/24/03	220,000	219,835,733
1.39% due 03/24/03*	174,000	173,999,493
1.28% due 04/22/03	200,000	199,644,444
Moat Funding LLC,
1.73% due 03/17/03	145,000	144,902,447
1.33% due 03/19/03	175,000	174,896,556
1.80% due 03/19/03	100,000	99,920,000
1.32% due 03/20/03	99,000	98,938,290
1.27% due 03/24/03	100,000	99,925,917
1.35% due 04/29/03	200,000	199,572,500
1.27% due 06/05/03	100,000	99,668,389
1.28% due 08/06/03	100,000	99,445,333
Montauk Funding Corp.,
1.31% due 03/14/03*	450,000	450,000,000
1.28% due 04/10/03	175,500	175,262,880
Morgan Stanley Dean Witter Co.,*
1.41% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.27% due 05/19/03	150,000	149,592,542

17

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.73% due 03/25/03	$61,587	$61,522,077
1.73% due 03/26/03	45,407	45,356,813
1.27% due 06/23/03	100,139	99,743,340
Nieuw Amsterdam Receivables,
1.35% due 03/17/03	150,000	149,921,250
1.28% due 04/25/03	137,827	137,567,273
Norddeutsche Landesbank,
1.34% due 03/06/03	100,000	99,988,833
1.35% due 03/20/03	100,000	99,936,250
1.35% due 03/21/03	100,000	99,932,500
Nyala Funding LLC,
1.30% due 05/15/03	143,550	143,171,586
Pennine Funding,
1.35% due 04/15/03	225,000	224,637,188
1.27% due 06/10/03	124,000	123,566,930
1.27% due 06/24/03	271,150	270,069,091
Perry Global Funding,
1.37% due 03/10/03	139,187	139,149,922
1.35% due 03/21/03	112,235	112,159,241
1.30% due 04/17/03	153,000	152,751,375
1.30% due 05/27/03	195,864	195,262,806
Polonius Inc.,
1.36% due 03/11/03	158,380	158,332,134
1.28% due 03/17/03	178,400	178,311,196
Santander,
1.30% due 06/23/03	471,000	469,095,067
Sigma Finance Inc.,
2.08% due 03/10/03	109,250	109,205,814
2.90% due 03/25/03*	100,000	100,000,000
1.31% due 07/21/03*	425,000	424,983,787
1.33% due 02/10/04*	100,000	99,985,863
Silver Tower US Funding LLC,
1.29% due 04/28/03	330,000	329,337,800
1.29% due 06/05/03	200,000	199,326,333
1.32% due 06/06/03	128,000	127,554,133
1.33% due 07/03/03	137,000	136,382,511
Special Purpose Accounts,*
1.32% due 03/03/03	250,000	250,000,000
1.32% due 03/10/03	180,000	180,000,000
1.32% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.27% due 03/13/03	285,000	284,899,458
Surrey Funding Corp.,
1.28% due 03/17/03	100,000	99,950,222
Trident Capital Finance,
1.34% due 03/06/03	174,000	173,980,570
Whistlejacket Capital,
1.34% due 02/17/04*	90,000	89,991,439
1.37% due 03/17/03	100,000	99,946,722

		18,824,674,483

Corporate Notes — 12.0%

Blue Heron Funding,*
1.37% due 03/21/03	200,000	200,000,000
1.37% due 10/17/03	500,000	500,000,000
1.37% due 12/19/03	175,000	175,000,000
1.366% due 02/25/04	105,000	105,000,000
Brahms Funding Corp.,
1.40% due 03/07/03	260,000	259,959,556
1.40% due 03/11/03	100,480	100,448,740
1.38% due 03/13/03	120,411	120,364,842
1.39% due 03/14/03	249,911	249,804,857
1.38% due 03/20/03	142,713	142,619,999
Fenway Funding,
1.46% due 03/12/03	100,000	99,963,500
1.40% due 03/28/03	204,317	204,118,358
1.43% due 04/04/03	164,091	163,882,422
1.40% due 04/15/03	95,664	95,504,029
1.42% due 04/15/03	99,370	99,201,457
1.40% due 04/25/03	301,133	300,512,331
1.40% due 05/14/03	250,000	249,300,000
Ford Credit Floorplan Master Owner,
1.32% due 03/21/03	100,000	99,934,000
1.33% due 04/17/03	200,000	199,667,500
1.32% due 04/24/03	230,000	229,561,467
1.29% due 05/06/03	100,000	99,770,667
1.29% due 05/27/03	396,500	395,292,327
Harwood Funding Corp.,
1.32% due 03/07/03	100,000	99,985,333
1.33% due 03/12/03	100,000	99,966,750
1.45% due 03/14/03	202,878	202,788,114
Principal Resource Mortgage,
1.33% due 03/26/03	100,148	100,062,902
Witmer Funding LLC,
1.38% due 03/04/03	140,000	139,994,633
1.37% due 03/28/03	120,000	119,885,833
1.38% due 04/14/03	104,095	103,927,407
1.35% due 04/23/03	100,379	100,187,025
1.32% due 05/13/03	200,000	199,479,333

		5,256,183,382

Medium Term Notes — 5.5%

Centauri,*
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse First Boston,
1.34% due 08/08/03	300,000	300,000,000
General Electric Capital Corp.,*
1.37% due 07/09/03	500,000	500,000,000
1.37% due 10/17/03	350,000	350,000,000
Merrill Lynch & Co. Inc.,*
1.31% due 04/02/03	250,000	249,997,945
1.39% due 01/09/04	300,000	299,972,670

18

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Medium Term Notes — (cont’d)

Sigma Finance Inc.,
1.31% due 04/04/03	$140,500	$140,498,759
Trident Capital Finance,
1.31% due 04/01/03	447,000	447,000,000

		2,395,469,374

Promissory Note — 3.5%

Goldman Sachs,
1.45% due 03/05/03	300,000	300,000,000
1.48% due 08/25/03	1,250,000	1,250,000,000

		1,550,000,000

Time Deposits — 2.0%

Dresdner Bank Grand Cayman,
1.37% due 03/03/03	293,416	293,416,000
Wells Fargo Bank Grand Cayman,
1.38% due 03/03/03	600,000	600,000,000

		893,416,000

United States Government Agency — 1.4%

Federal National Mortgage Association,
1.23% due 07/16/03	241,477	240,363,187
Federal National Mortgage Association,
1.23% due 08/13/03	100,000	99,443,083
Federal National Mortgage Association,
1.24% due 08/13/03	150,000	149,161,229
Federal National Mortgage Association,
1.23% due 08/20/03	115,000	114,332,042

		603,299,541

Total Investments, at Amortized Cost	99.8%	43,805,732,469
Other Assets, Less Liabilities	0.2	72,105,435

Net Assets	100.0%	$43,877,837,904

*	Variable interest rate — subject to periodic change.

See notes to financial statements

19

Cash Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investments at value (Note 1A)	$43,805,732,469
Cash	836
Interest receivable	76,707,378

Total assets	43,882,440,683

Liabilities:
Management fees payable (Note 2)	2,529,867
Accrued expenses and other liabilities	2,072,912

Total liabilities	4,602,779

Net Assets	$43,877,837,904

Represented by:
Paid-in capital for beneficial interests	$43,877,837,904

Cash Reserves Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$404,712,617

Expenses:
Management fees (Note 2)	$ 35,523,476
Custody and fund accounting fees	4,521,612
Trustees’ fees	271,283
Legal fees	110,188
Audit fees	28,490
Other	71,168

Total expenses	40,526,217
Less: aggregate amounts waived by the Manager (Note 2)	(16,601,802)
Less: fees paid indirectly (Note 1F)	(32)

Net expenses		23,924,383

Net investment income		$380,788,234

See notes to financial statements

20

Cash Reserves Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$380,788,234	$1,026,102,717

Capital Transactions:
Proceeds from contributions	48,771,689,869	96,678,280,874
Value of withdrawals	(50,281,512,764)	(84,770,853,952)

Net increase (decrease) in net assets
from capital transactions	(1,509,822,895)	11,907,426,922

Net Increase (Decrease) in Net Assets	(1,129,034,661)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$43,877,837,904	$45,006,872,565

See notes to financial statements

21

Cash Reserves Portfolio
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$43,877,838		$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.59	%*	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	0.85	%**	2.36%	N/A	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.52	%*	2.20%	5.15%	5.81%	5.01%	5.53%

*	Annualized
**	Not Annualized

See notes to financial statements

22

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

23

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $35,523,476 of which $16,601,802 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $351,416,096,174 and $352,712,817,555, respectively, for the six months ended February 28, 2003.

4.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

24

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative
Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/INS.LI/230 03-4665

Citi	SM
Institutional
U.S. Treasury Reserves
SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Institutional U.S. Treasury Reserves

Statement of Assets and Liabilities	7

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

U.S. Treasury Reserves Portfolio

Portfolio of Investments	12

Statement of Assets and Liabilities	13

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	14

Notes to Financial Statements	15

LETTER FROM THE CHAIRMAN

Dear Shareholder:

A persistent pessimistic climate fed by the situation in Iraq, the threat of terrorism at home, the dubious strength of corporate earnings, and concerns over consumer spending, continued to prompt many investors to seek safer alternatives to equity investing. The resulting increased demand for U.S. Treasuries caused their prices to significantly rally during the period, driving yields down to 41-year lows.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

R. JAY GERKEN
Chairman, President
and Chief Executive
Officer

•	First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.

•	Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

MANAGER OVERVIEW

Performance Review

As of February 28, 2003, the seven-day current yield for Citi(SM) Institutional U.S. Treasury Reserves (“Fund”) was 0.95% and its seven-day effective yield, which reflects compounding, was 0.96%. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into high-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)(i) by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

U.S. Treasuries Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

In our last report to shareholders, we discussed the U.S. Treasury’s introduction of a weekly issued 4-week U.S. Treasury bill. This regularly scheduled auction has been well received and, in our view, has been beneficial to both the U.S. Treasury and investors. Four-week bills, which were developed to reduce the government’s reliance on cash management bills, have given the market a higher degree of confidence in the U.S. Treasury’s financing schedule notwithstanding the occasional market disruption of cash management bills. The Fund utilized this particular issue to help maintain a moderate maturity stance.

2

U.S Treasury Supply Increased

U.S. Treasury supply overall has increased across the yield curve(ii) and will remain elevated as the federal budget deficit continues to swell. We expect the federal government to continue to borrow for several reasons, including funding the cost of the troop presence in Iraq and the ongoing buildup of homeland security.

Over the period we have seen increased demand for U.S. Treasuries from both domestic and global market participants. In the current economic environment U.S. Treasury bills provide liquidity and quality. As interest rates have fallen, yield spreads(iii) have compressed and U.S. Treasuries have become an attractive alternative to traditional money market securities. Because of these factors, yields on U.S. Treasuries are not likely to rise significantly in the near-term despite the elevated supply levels.

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Management(iv) and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

3

Thank you for your investment in Citi(SM) Institutional U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Denise Guetta
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to page 12 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
iii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iv	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

4

FUND FACTS

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager
Citi Fund Management Inc.

Commencement of Operations
October 2, 1992

Net Assets as of 2/28/03
$1,063.4 million

Dividends
Declared daily, paid monthly

Benchmark*
•	Lipper S&P AAA rated Taxable Institutional U.S. Treasury Money Market Funds Average
•	iMoneyNet, Inc. 100% Institutional U.S. Treasury Rated Money Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

5

FUND PERFORMANCE
Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi Institutional U.S.Treasury Reserves	0.62%	1.41%	4.00%	4.30%
Lipper S&P AAA rated Taxable Institutional
U.S.Treasury Money Market Funds Average	0.56%	1.29%	3.97%	4.30%
iMoneyNet, Inc. 100% Institutional U.S.Treasury
Rated Money Market Funds Average	0.54%	1.25%	3.90%	4.24%

*	Average Annual Total Return
**	Not Annualized

7-Day Yields
Annualized Current	0.95%
Effective	0.96%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Institutional U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% Institutional U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi Institutional U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% Institutional U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Institutional U.S. Treasury Reserves
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$1,064,008,416

Liabilities:
Dividend Payable	209,719
Management fees payable (Note3)	72,899
Accrued expenses and other liabilities	341,197

Total liabilities	623,815

Net Assets for 1,063,384,601 shares of beneficial interest outstanding	$1,063,384,601

Net Assets Consist of:
Paid-in capital	$1,063,384,601

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

Citi Institutional U.S. Treasury Reserves
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$7,155,325
Allocated expenses from U.S.Treasury Reserves Portfolio	(481,817)

		$6,673,508
Expenses:
Management fees (Note 3)	473,687
Distribution/Service fees (Note 4)	473,687
Legal fees	80,974
Transfer agent fees	68,832
Shareholder reports	39,882
Custody and fund accounting fees	15,288
Audit fees	12,500
Blue sky fees	11,365
Trustees fees	5,481
Registration fees	4,656
Miscellaneous	13,200

Total expenses	1,199,552
Less: aggregate amount waived by the
Distributor (Note 4)	(473,687)

Net expenses		725,865

Net investment income		$5,947,643

See notes to financial statements

7

Citi Institutional U.S. Treasury Reserves
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):	$5,947,643	$16,565,395

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	2,728,714,319	4,565,200,309
Net asset value of shares issued to shareholders
from reinvestment of dividends	4,514,158	12,851,138
Cost of shares repurchased	(2,500,514,102)	(4,363,510,188)

Net Increase in Net Assets	232,714,375	214,541,259

Net Assets:
Beginning of year	830,670,226	616,128,967

End of year	$1,063,384,601	$830,670,226

See notes to financial statements

8

Citi Institutional U.S. Treasury Reserves
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00616		0.01889	0.04977	0.05249	0.04395	0.05001
Less dividends from net
investment income	(0.00616)		(0.01889)	0.04977	(0.05249)	(0.04395)	(0.05001)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$1,063,385		$830,670	$616,129	$694,477	$605,364	$264,136
Ratio of expenses to average
net assets†	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income
to average net assets†	1.24	%*	1.83%	5.01%	5.27%	4.40%	5.00%
Total return	0.62	%**	1.91%	5.09%	5.38%	4.48%	5.12%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00535		$0.01563	$0.04251	$0.04753	$0.03806	$0.04431
Ratios:
Expenses to average net assets†	0.43	%*	0.55%	0.80%	0.80%	0.84%	0.82%
Net investment income to
average net assets†	1.06	%*	1.53%	4.46%	4.72%	3.81%	4.43%

†	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

9

Citi Institutional U.S. Treasury Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Citi Institutional U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (57.6% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the Portfolio of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

10

Citi Institutional U.S. Treasury Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $473,687 for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $473,687, all of which was voluntarily waived for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $2,465,558,225 and $2,239,416,382, respectively, for the six months ended February 28, 2003.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

11

U.S. Treasury Reserves Portfolio
PORTFOLIO OF INVESTMENTS	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

U.S.Treasury Bills – 97.2%

United States Treasury Bill,
due 3/06/03	$240,142	$240,118,877
due 3/13/03	309,787	309,683,315
due 3/20/03	225,000	224,873,988
due 3/27/03	379,400	379,097,957
due 4/03/03	121,354	121,230,168
due 4/17/03	54,062	53,982,934
due 5/01/03	86,626	86,459,998
due 5/08/03	103,686	103,467,065
due 5/22/03	108,774	108,482,548
due 8/14/03	25,000	24,865,611
due 8/21/03	142,000	141,211,623

		1,793,474,084

U.S.Treasury Note – 4.1%

United States Treasury Note,
5.25% due 08/15/03	75,000	76,378,519

Total Investments, at Amortized Cost	101.3%	1,869,852,603
Other Assets, Less Liabilities	(1.3)	(23,606,601)

Net Assets	100.0%	$1,846,246,002

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,869,852,603
Receivable for investments sold	51,329,477
Interest receivable	174,036

Total assets	1,921,356,116

Liabilities:
Payable for investments purchased	74,826,444
Management fees payable (Note 2)	96,144
Accrued expenses and other liabilities	187,526

Total liabilities	75,110,114

Net Assets	$1,846,246,002

Represented by:
Paid-in capital for beneficial interests	$1,846,246,002

U.S. Treasury Reserves Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$14,961,811

Expenses
Management fees (Note 2)	1,475,656
Custody and fund accounting fees	236,637
Legal fees	41,259
Trustees’ fees	11,814
Audit fees	8,615
Miscellaneous	29,018

Total expenses	1,802,999
Less: aggregate amount waived by Manager (Note 2)	(809,321)

Net expenses		993,678

Net investment income		$13,968,133

See notes to financial statements

13

U.S. Treasury Reserves Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,968,133	$36,456,445

Capital Transactions:
Proceeds from contributions	4,387,384,532	7,437,576,345
Value of withdrawals	(4,508,271,520)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(120,886,988)	529,537,477

Net Increase (Decrease) in Net Assets	(106,918,855)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,846,246,002	$1,953,164,857

U.S. Treasury Reserves Portfolio
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,846,246		$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.40	%*	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18	%*	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.32	%*	1.90%	5.00%	5.28%	4.42%	5.01%

*	Annualized

See notes to financial statements

14

U.S. Treasury Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

15

U.S. Treasury Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,475,656 of which $809,321 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $10,359,123,275 and $10,456,510,105, respectively, for the six months ended February 28, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

16

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional U.S. Treasury Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/INS.US/203 03-4661

Citi	SM
Institutional
Tax Free Reserves
SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Institutional Tax Free Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Tax Free Reserves Portfolio

Portfolio of Investments	14

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	23

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

Yet no matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

R. JAY GERKEN
Chairman, President
and Chief Executive
Officer

•	First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.

•	Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Thank you especially for sticking with us through this very difficult bear market. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

MANAGER OVERVIEW

Performance Review

As of February 28, 2003, the seven-day current yield for Citi(SM) Institutional Tax Free Reserves (“Fund”) was 1.01% and its seven-day effective yield, which reflects compounding, was also 1.01%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

CHARLES K. BARDES
Portfolio Manager

Municipal Bond Market Review

Tax-exempt money market funds continued to enjoy a surge in demand during the six-month period in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors poured cash into the shorter-end of the yield curve.(i) Mostly due to an abundance of supply, tax-exempt yields stayed favorable versus their taxable counterparts. Issuance of money market municipals exceeded $70 billion, the highest dollar amount on record. During the month of October, the state of California came to market with a record $12 billion in short term notes and variable rates. The notes were mainly used to repay the costs the State incurred in purchasing electrical power during the 2001 crisis.

Fed Actions

In November, Federal Reserve (“Fed”) policy makers lowered the federal funds rate (“fed funds rate”)(ii) a larger-than-expected half a percentage point to 1.25%. The Fed also changed its bias again, stating that the risks between weakness and inflation in the economy “are balanced.” The lowering of the fed funds rate did little to reassure investors that the economy would begin to exhibit a modest pace of growth in 2003. Additionally, the general lack of confidence in equities persisted, resulting in negative returns for the stock market for the third consecutive year. With tax-exempt rates hovering at the same levels as those for overnight repos,(iii) taxable accounts cannibalized the Variable Rate Demand Notes (“VRDN”)(iv) market, buying up any available supply. Tax-exempt money funds found themselves scrambling for bonds. Concerned about being saddled with excess inventory across the year-end, remarketing agents were not overly anxious to adjust rates on VRDNs lower, despite stronger demand for VRDNs from both taxable and tax-exempt buyers.

Money Market Funds on the Rise

At the start of the New Year, short-term interest rates fell due to technical factors arising from the “January effect.” (The so-called “January effect” describes a tem-

porary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest, chasing a dearth of supply.) The Bond Market Association Municipal Swap Index, a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8th. Nevertheless, many money funds continued to see subscriptions rise, as uncertainty surrounding the economic landscape led many investors to park a portion of their assets in less volatile instruments such as U.S. Treasuries and money funds. The Fed’s January Beige Book(v) confirmed the constraints binding the economy: excluding the housing market, business and consumer spending remained historically weak. February was a slower month for tax-exempt money markets, yet rates on VRDNs remained in a narrow band. Investors, apparently content with keeping their assets in cash-equivalent instruments for the time being, focused on the news regarding geopolitical concerns and the domestic economic forecast.

National Bond Market Outlook

Credit deterioration continues unabated in the tax-exempt market. The National Conference of State Legislatures now estimates that having closed $50 billion in forecasted budget gaps, the states face additional deficits of $26 billion for the current fiscal year. According to the Center on Budget and Policy Priorities, these gaps, the worst in half a century, are twice as severe as those of the early 1990s. The Center also predicts that deficits will continue into fiscal 2004 and that they will range from $70 to $80 billion, or 15% to 18% of expenditures.

States Face Shortfalls

In order to balance their budgets, many states have drained their reserves, increased “sin” taxes on alcohol, tobacco and the like, and employed “one-shot” revenue-generating steps frowned upon by rating analysts, such as securitizing payments from tobacco litigation settlements. Many states are now cutting appropriations across the board including Medicaid payments, university subsidies and aid to local governments. There are few sectors in the tax-exempt securities market that will not be impacted by these deficits.

Most states are constitutionally required to balance their budgets. With the elections behind them, governors and legislative members in 24 states are proposing tax increases to close budget gaps. While we believe that state tax increases may help to stem deficits, it may take more than the two years it took for states to recover from the fiscal crises of a decade ago because their current revenue shortfalls are larger.

Strategy for the Near Term

Many market pundits believe that the Fed could further reduce rates in the near future if the economy doesn’t improve soon. We believe the consensus forecast is that an economic recovery will not take shape until the fourth quarter of 2003 or the first quarter of 2004. For the weeks and months ahead, our strategy for the Fund is to continue to invest assets in securities that we believe are among the highest quality available to money market funds.

Thank you for your investment in Citi(SM) Institutional Tax Free Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Charles K. Bardes
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 14 through 18 for a list and percentage breakdown of the Fund’s holdings.

i	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
ii	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
iii	A repo is a form of short term borrowing for dealers in government securities.The dealer sells the government securities to investors usually on an overnight basis and buys them back the following day.
iv	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
v	The Fed’s Summary of Commentary on Current Economic Conditions by Federal Reserve District, commonly known as the Beige Book. This report is published eight times per year. Each Federal Reserve Bank gathers anecdotal information on current economic conditions in its District through reports from Bank and Branch directors and interviews with key business contacts, economists, market experts, and other sources.The Beige Book summarizes this information by District and sector.

FUND FACTS

Fund Objective
Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

Investment Manager
Citi Fund Management Inc.

Commencement of Operations
May 21, 1997

Net Assets as of 2/28/03
$1,128.6 million

Dividends
Declared daily, paid monthly

Capital Gains
Distributed annually, if any

Benchmark**
•	Lipper Institutional Tax Exempt Money Market Funds Average
•	iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

FUND PERFORMANCE
Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Since May 21, 1997 Inception*

Citi Institutional Tax Free Reserves	0.62%	1.32%	2.85%	2.94%
Lipper Institutional Tax Exempt Money
Market Funds Average	0.50%	1.09%	2.65%	2.74	%†
iMoneyNet, Inc. Institutional Tax Free
Money Market Funds Average	0.48%	1.04%	2.61%	2.70	%†

*	Average Annual Total Return
**	Not Annualized
†	From 5/31/97

7-Day Yields
Annualized Current	1.01%
Effective	1.01%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields For Citi Institutional Tax Free Reserves vs. iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average

As illustrated, Citi Institutional Tax Free Reserves provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Institutional Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Institutional Tax Free Reserves
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$1,129,612,207

Liabilities:
Dividends payable	799,933
Management fees payable (Note 3)	74,766
Accrued expenses and other liabilities	100,235

Total liabilities	974,934

Net Assets for 1,128,608,455 shares of beneficial interest outstanding	$1,128,637,273

Net Assets Consist of:
Paid-in capital	$1,128,608,455
Accumulated net realized gain	28,818

Total	$1,128,637,273

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Institutional Tax Free Reserves
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1A):
Income from Tax Free Reserves Portfolio	$ 6,995,374
Allocated expenses from Tax Free Reserves Portfolio	(733,072)

		$6,262,302
Expenses:
Management fees (Note 3)	480,925
Distribution/Service fees (Note 4)	480,925
Registration	51,930
Transfer agent fees	42,001
Legal fees	38,434
Blue Sky	24,763
Shareholder reports	16,796
Custody and fund accounting fees	10,743
Audit fees	6,315
Trustees’ fees	4,829
Miscellaneous	9,012

Total expenses	1,166,673
Less: aggregate amounts waived by the Manager and
Distributor (Notes 3 and 4)	(680,368)

Net expenses		486,305

Net investment income		5,775,997
Net Realized Gain on Investments from Tax Free Reserves Portfolio		28,818

Net Increase in Net Assets Resulting from Operations		$5,804,815

See notes to financial statements

Citi Institutional Tax Free Reserves
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$5,775,997	$9,717,061
Net realized gain on investments	28,818	123,132

Net increase in net assets from operations	5,804,815	9,840,193

Dividends to Shareholders from:
Net investment income	(5,775,997)	(9,717,061)
Net realized gain	(118,884)	—

Decrease in net assets from distributions to shareholders	(5,894,881)	(9,717,061)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	3,844,035,319	5,218,698,053
Net asset value of shares issued to shareholders
from reinvestment of dividends	3,589,511	6,745,683
Cost of shares repurchased	(3,631,735,950)	(4,545,495,367)

Net increase in net assets from transactions in shares of
beneficial interest	215,888,880	679,948,369

Net Increase In Net Assets	215,798,814	680,071,501

Net Assets:
Beginning of year	912,838,459	232,766,958

End of year	$1,128,637,273	$912,838,459

See notes to financial statements

Citi Institutional Tax Free Reserves
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00609		0.01607	0.03407	0.03182	0.03026	0.03440
Less dividends from net
investment income	$(0.00609)		(0.01607)	(0.03407)	(0.03182)	(0.03026)	(0.03440)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000s omitted)	$1,128,637		$912,838	$232,767	$175,976	$165,726	$207,311
Ratio of expenses to average
net assets†	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income
to average net assets†	1.20	%*	1.50%	3.36%	3.71%	3.02%	3.43%
Total return	0.62	%**	1.62%	3.46%	3.74%	3.07%	3.49%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00524		$0.01389	$0.02760	$0.02737	$0.02395	$0.02718
Ratios:
Expenses to average net assets†	0.47	%*	0.56%	0.94%	0.91%	0.88%	0.97%
Net investment income to
average net assets†	0.98	%*	1.19%	2.67%	3.05%	2.39%	2.71%

†	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses
*	Annualized
**	Not Annualized

See notes to financial statements

Citi Institutional Tax Free Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 66.8% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Citi Institutional Tax Free Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $480,925, of which $199,443 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan, allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $480,925, all of which was voluntarily waived for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,816,606,942 and $1,606,639,578, respectively, for the six months ended February 28, 2003.

Citi Institutional Tax Free Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Tax Free Reserves Portfolio
PORTFOLIO OF INVESTMENTS	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

General Obligation Bonds and Notes — 6.0%

Chicago, Illinois,
1.22% due 1/07/04	$12,000	$12,000,000
Iowa State School, Cash Anticipation Program,
2.25% due 1/30/04	16,000	16,168,890
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,136,274
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,510,580
Wisconsin School Districts Cash Flow,
2.25% due 9/23/03	32,450	32,583,851
Wisconsin School Districts Cash Flow,
2.00% due 10/30/03	25,500	25,619,984

		101,019,579

Annual and Semi-Annual Tender Revenue Bonds and Notes (Puts) — 13.3%

Arizona School Facilities Board Revenue,
5.00% due 7/01/03	6,000	6,072,381
Bayonne, New Jersey, Municipal Utilities Authority,
2.80% due 5/07/03	13,000	13,009,029
Colorado Housing and Finance Authority, AMT,
1.20% due 3/01/04,	5,000	5,000,000
Florida State, Board of Education,
4.00% due 6/01/03	4,280	4,304,464
Florida State, Board of Education Capital Outlay,
3.25% due 6/01/03	2,630	2,643,781
Indiana Board Revenue,
2.00% due 1/27/04	60,000	60,482,420
Indiana Health Facilities Finance Authority Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Jacksonville, Florida, Electric Authority Revenue,
5.00% due 10/01/03	10,000	10,226,555
Maine Municipal,
3.00% due 11/01/03	2,475	2,505,146
Maryland State Community Development Administration, AMT,
1.25% due 12/18/03	32,965	32,965,000
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,095,484
Nevada Housing Division, AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State, Housing and Community Services Department Revenue, AMT,
1.55% due 9/25/03	9,000	9,000,000
Philadelphia, Pennsylvania, Gas Works Revenue,
6.375% due 7/01/03	4,120	4,269,374
Texas State University System,
5.00% due 8/15/03	3,940	4,004,937
Texas State, University System Financing Revenue,
2.25% due 3/15/03	7,815	7,817,127
Utah County, Utah, Hospital Revenue,
3.00% due 5/15/03	3,000	3,006,519
Vermont Educational and Health Buildings Agency,
1.80% due 11/01/03	7,300	7,300,000
Washington State,
4.50% due 1/01/04	3,400	3,487,515
Washington State, Public Power Supply,
5.00% due 7/01/03	8,770	8,864,522

		226,124,254

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — 14.9%

Acushnet, Massachusetts, BANs,
2.50% due 8/15/03	18,193	18,278,932
Bedford, Massachusetts, BANs,
3.00% due 5/02/03	13,000	13,021,364
Bernalillo County, New Mexico, BANs,
3.00% due 3/15/03	2,500	2,500,687
Gwinnett County, Georgia, Certificates Partnership,
8.60% due 8/01/03	5,690	5,867,092
Kentucky State, Property and Buildings Commonwealth,
4.60% due 9/01/03	7,400	7,518,377

Tax Free Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — (cont’d)

Maine State, BANs,
2.50% due 6/26/03	$8,370	$8,392,039
Maine State, BANs,
2.25% due 6/30/03	23,000	23,055,574
Missouri State Health and Educational Facilities Authority, RANs,
3.25% due 4/18/03	3,500	3,502,144
Montclair, New Jersey, BANs,
2.40% due 3/07/03	3,684	3,684,322
Moorestown Township, New Jersey, BANs,
3.00% due 5/29/03	5,000	5,013,336
Newark, New Jersey, BANs,
2.50% due 8/01/03	2,752	2,759,257
Newark, New Jersey, BANs,
2.50% due 8/01/03	5,200	5,218,387
North Middlesex, Massachusetts, Regional School District, BANs,
2.50% due 10/24/03	22,520	22,655,504
Ocean City, New Jersey, BANs,
2.625% due 5/15/03	9,250	9,262,969
Philadelphia, Pennsylvania, TRANs,
3.00% due 6/30/03	10,000	10,047,198
Philadelphia, Pennsylvania, School District, TANs,
2.75% due 6/30/03	8,000	8,032,211
Plain, Ohio, Local School District, BANs,
2.00% due 6/04/03	7,500	7,515,783
Portland, Maine, BANs,
2.25% due 3/05/03	2,500	2,500,088
Seattle, Washington, Municipal Power Revenue, RANs,
2.50% due 11/21/03	14,000	14,106,532
Tisbury, Massachusetts, BANs,
2.00% due 3/04/04	2,668	2,690,411
Toledo, Ohio, City School District, BANs,
2.00% due 7/23/03	20,250	20,321,888
Waukesha, Wisconsin, School District,TRANs,
1.85% due 8/21/03	10,000	10,020,768
West Haven, Connecticut, BANs,
2.00% due 1/29/04	15,130	15,251,025
Weston, Massachusetts, BANs,
3.00% due 6/12/03	30,214	30,320,012

		251,535,900

Variable Rate Demand Notes* — 66.9%

ABN-Amro Munitops Certificates Trust, AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops Certificates Trust, AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops Certificates Trust,
due 12/01/09	15,000	15,000,000
Adams County, Colorado, Industrial Development Revenue,
due 12/01/15	2,000	2,000,000
Alachua County, Florida, Health Facilities,
due 10/01/32	10,000	10,000,000
Alaska State Housing Finance Corp., AMT,
due 6/01/07	16,750	16,750,000
Alaska State Housing Finance Corp.,
due 6/01/37	37,870	37,870,000
Ascension, Louisiana, Revenue, AMT,
due 12/01/27	2,000	2,000,000

Tax Free Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Bell County,Texas, Health Facilities Development,
due 8/15/31	$17,000	$17,000,000
Berea, Kentucky, Educational Facilities Revenue,
due 6/01/31	8,400	8,400,000
Blount County,Tennessee, Public Building Authority,
due 6/01/32	10,000	10,000,000
Carbon County, Utah, Pollution Control Revenue,
due 11/01/24	8,565	8,565,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois, Gas Supply Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois, O’Hare International Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio, City School District,
due 6/01/10	3,900	3,900,000
Clark County, Nevada, Airport Revenue, AMT,
due 7/01/28	31,470	31,470,000
Clarksville, Arkansas, Industrial Development Revenue, AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee, Public Building Authority,
due 1/01/33	6,000	6,000,000
Colorado Housing and Finance Authority, AMT,
due 10/01/32	25,000	25,000,000
Delaware State Economic Development Authority Revenue,
due 12/01/15	10,880	10,880,000
Delaware State Economic Development Authority,
due 7/01/28	19,400	19,400,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County, Ohio, Hospital Revenue,
due 11/01/25	13,300	13,300,000
Fulton County, Georgia, Development Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia, Development Authority Revenue,
due 2/01/18	1,810	1,810,000
Georgia Municipal Gas Authority,
due 1/01/08	45,830	45,830,000
Gwinnett County, Georgia, Industrial Development Revenue,
due 3/01/17	235	235,000
Gwinnett County, Georgia, Hospital Authority Revenue,
due 7/01/32	10,000	10,000,000
Harris County,Texas, Health Facilities Development,
due 12/01/32	16,900	16,900,000
Hillsborough County, Florida, School Board,
due 1/01/12	7,000	7,000,000
Honolulu, Hawaii, City and County,
1.30% due 12/01/13	9,825	9,825,000
Idaho Health Facilities Authority Revenue,
due 5/01/22	3,100	3,100,000
Illinois Development Finance Authority Revenue,
due 6/01/29	5,000	5,000,000
Illinois Educational Facilities Authority Revenue,
due 8/15/27	9,850	9,850,000
Illinois Health Facilities Authority Revenue,
due 8/15/09	14,800	14,800,000
Illinois State,
due 11/01/16	10,420	10,420,000
Indiana Health Facilities Finance Authority Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority Revenue,
due 8/15/24	14,570	14,570,000
Kansas City, Missouri, Industrial Development Authority,
due 4/01/27	8,950	8,950,000

Tax Free Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Long Island Power Authority,
due 4/01/25	$25,900	$25,900,000
Lower Neches Valley Authority,Texas, Pollution Control Revenue,
due 2/15/17	7,600	7,600,000
Maine Health and Higher Educational Facilities,
due 7/01/19	2,715	2,715,000
Maine State Housing Authority Mortgage Purchase,
due 5/15/07	5,540	5,540,000
Massachusetts State,
due 8/01/19	21,410	21,410,000
Massachusetts State Health and Educational Facilities,
due 11/01/49	17,800	17,800,000
Massachusetts State Industrial Finance Agency,
due 11/01/25	1,900	1,900,000
Metropolitan Government, Nashville and Davidson,Tennessee,
due 10/01/32	9,000	9,000,000
Metropolitan Transportation Authority, New York,
due 11/01/22	10,500	10,500,000
Metropolitan Transportation Authority, New York,
due 11/01/26	36,900	36,900,000
Michigan State,
due 9/15/08	14,000	14,000,000
Michigan State Housing Development Rental Revenue,
due 4/01/21	3,080	3,080,000
Minnetonka, Minnesota, Multi-Family Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development Finance Board Cultural Facilities Revenue,
due 12/01/31	5,300	5,300,000
Missouri State, Health and Education Facilities Revenue,
due 7/01/18	3,300	3,300,000
Modesto, California, High School District,
due 8/01/24	5,795	5,795,000
Montgomery County, Maryland, Housing Opportunities, AMT,
due 6/01/30	27,300	27,300,000
Morristown,Tennessee, Industrial Development Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County, North Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire, Health and Education, Facilities Authority Revenue,
due 8/01/31	19,530	19,530,000
New Hampshire, Health and Education, Facilities Authority Revenue,
due 7/01/32	4,800	4,800,000
New Hanover County, North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County, North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County, North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey State Transit Corporation,
due 3/15/09	3,100	3,100,000
New York, New York, City Transitional,
due 11/01/22	46,800	46,800,000
New York State,
due 11/15/31	11,200	11,200,000
New York State, Local Government Assistance,
due 4/01/24	25,000	25,000,000
Orange County, Florida, Industrial Development Authority,
due 1/01/11	350	350,000
Orlando Utilities,
due 7/16/03	13,000	13,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000

Tax Free Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Port Arthur,Texas,
due 4/01/27	$4,500	$4,500,000
Private Colleges and University Facilities, Georgia,
due 11/01/35	14,745	14,745,000
Quakertown, Pennsylvania, Hospital Authority Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State Industrial Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State Industrial Facilities Corp., AMT,
due 11/01/05	1,590	1,590,000
Roswell, Georgia, Multi-Family Housing Authority,
due 8/01/27	2,500	2,500,000
Saint Charles Parish, Louisiana, Pollution Control Revenue,
due 3/01/24	10,400	10,400,000
San Antonio,Texas, Electric and Gas,
due 4/07/03	15,300	15,300,000
Sarasota County, Florida, Public Hospital,
due 6/05/03	6,000	6,000,000
Seattle, Washington, Water System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee, Public Building Authority,
due 6/01/17	1,245	1,245,000
South Carolina, Education Facilities Authority,
due 12/01/22	10,000	10,000,000
South Carolina, Jobs Economic Development Authority,
due 11/01/31	17,400	17,400,000
South Carolina, Jobs Economic Development Authority,
due 12/01/31	29,000	29,000,000
South Carolina, Transportation Infrastructure Revenue,
due 10/01/21	2,500	2,500,000
South Carolina, Public Service Authority,
due 3/07/03	3,151	3,151,000
South Carolina, Public Service Authority,
due 4/08/03	13,446	13,446,000
Stevenson, Alabama, Industrial Development Board Revenue, AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,Texas, Health Facilities Development,
due 11/15/26	915	915,000
Tennessee, Housing Development Agency,
due 7/01/04	4,500	4,500,000
Texas, Water Development Board Revenue,
due 7/15/22	20,000	20,000,000
University Of Delaware, Revenue,
due 11/01/23	14,800	14,800,000
Valdez, Alaska, Marine Terminal Revenue,
due 8/01/25	4,000	4,000,000
Virginia College Building Authority,
due 9/01/07	4,985	4,985,000
Washington State, Public Power Supply,
due 1/01/05	6,200	6,200,000
Washington State, Public Power Supply,
due 7/01/07	9,600	9,600,000
Wyoming Building Corporation Revenue,
due 10/01/18	2,900	2,900,000

		1,130,536,000

Total Investments, at Amortized Cost	101.1%	$1,709,215,733
Other Assets, Less Liabilities	(1.1)	(18,856,533)

Net Assets	100.0%	$1,690,359,200

AMT – Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,709,215,733
Cash	29,848
Interest receivable	7,165,954

Total assets	1,716,411,535

Liabilities:
Payable for investments purchased	25,753,272
Management fees payable (Note 2)	169,293
Accrued expenses and other liabilities	129,770

Total liabilities	26,052,335

Net Assets	$1,690,359,200

Represented by:
Paid-in capital for beneficial interests	$1,690,359,200

See notes to financial statements

Tax Free Reserves Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$10,867,489

Expenses
Management fees (Note 2)	$1,490,368
Custody and fund accounting fees	149,544
Legal fees	43,041
Audit fees	9,750
Trustees’ fees	7,581
Miscellaneous	15,635

Total expenses	1,715,919
Less: aggregate amount waived by the Manager (Note 2)	(581,709)

Net expenses		1,134,210

Net investment income		9,733,279
Net Realized Gain on Investments		46,976

Net Increase in Net Assets Resulting from Operations		$ 9,780,255

See notes to financial statements

Tax Free Reserves Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$9,733,279	$20,053,836
Net realized gain on investments	46,976	207,412

Increase in net assets from operations	9,780,255	20,261,248

Capital Transactions:
Proceeds from contributions	2,055,612,188	3,891,253,128
Value of withdrawals	(1,840,407,988)	(3,198,518,736)

Net increase in net assets from capital transactions	215,204,200	692,734,392

Net Increase in Net Assets	224,984,455	712,995,640

Net Assets:
Beginning of year	1,465,374,745	752,379,105

End of year	$1,690,359,200	$1,465,374,745

Tax Free Reserves Portfolio
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003		Year Ended August 31,
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,690,359		$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15	%*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.31	%*	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23	%*	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.23	%*	1.55%	3.34%	3.63%	2.98%	3.39%

*	Annualized

See notes to financial statements

Tax Free Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,490,368 of which $581,709 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

Tax Free Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. Investment Transactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $4,714,810,253 and $4,450,881,553, respectively, for the six months ended February 28, 2003.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 28, 2003, for federal income tax purposes, amounted to $1,709,215,733.

5. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/INS TF/203 03-4646

Citi	SM
Institutional
Cash Reserves
SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Institutional Cash Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	13

Institutional Reserves Portfolio

Portfolio of Investments	16

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

R. JAY GERKEN
Chairman, President
and Chief Executive
Officer

•	First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.

•	Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

MANAGER OVERVIEW

Performance Review

As of February 28, 2003, the seven-day current yield for Class L shares of Citi(SM) Institutional Cash Reserves (“Fund”) was 1.16% and its seven-day effective yield, which reflects compounding, was also 1.16%. The seven-day current yield for Class S shares of the Fund was also 1.01% and its seven-day effective yield, which reflects the effects of compounding, was also 1.01%. These numbers are the same due to the effects of rounding.

KEVIN KENNEDY
Portfolio Manager

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into higher-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)(i) by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

Fixed-Income Securities Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

The supply of investment-grade commercial paper continued to be modest during the period. One factor contributing to this supply reduction was that corporations had less of a need to borrow capital as many cut back on business investment

2

and capital expenditures. Still, other firms simply termed-out their debt (i.e., the companies issued debt obligations with longer-term maturities to lock in potentially lower rates over the long term). We sought to enhance yield by purchasing high-quality floating-rate corporate and asset-backed securities. We also increased the Fund’s exposure to government agency issues as yield spreads(ii) continued to remain extremely narrow.

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Management(iii) and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

3

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

Thank you for your investment in Citi(SM) Institutional Cash Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Kevin Kennedy
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 16 and 17 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iii	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

4

FUND FACTS

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Investment Manager
Citi Fund Management Inc.

Commencement of Operations
Class L shares October 17, 1997
Class S shares October 6, 1999
Class O shares September 10, 2002
SVB Securities Horizon Shares June 1, 2001

Net Assets as of 2/28/03
Class L shares: $1,302.0 million
Class S shares: $279.3 million
Class O shares $262.2 million
SVB Securities Horizon Shares: $7,090

Dividends
Declared daily, paid monthly

Capital Gains
Distributed annually, if any

Benchmarks*
•	Lipper S&P AAA-rated Institutional Money Market Funds Average
•	iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

5

FUND PERFORMANCE
Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Since Inception*

Citi Institutional Cash Reserves Class L	0.71%	1.56%	4.37%	4.45	%#
Citi Institutional Cash Reserves Class S	0.63%	1.40%	4.22%	4.30	%##
Citi Institutional Cash Reserves Class O	—	—	—	0.68	%####
Citi Institutional Cash Reserves SVB
Securities Horizon Shares *** (“Class SVB”)	0.29%	0.66%	—	1.17	%###
Lipper S&P AAA-rated Institutional
Money Market Funds Average	0.62%	1.43%	—	4.35	%†
iMoneyNet, Inc. AAA-rated 1st Tier
Taxable Money Market Funds Average	0.62%	1.42%	4.27%	4.37	%†

*	Average Total Return
**	Not Annualized
***	Formerly SVB Late Day Liquid Reserves Shares
#	Commencement of Operations 10/17/97
##	Commencement of Operations 10/6/99
###	Commencement of Operations 6/1/01
####	Commencement of Operations 9/10/02
†	From 10/31/97

7-Day Yields	Class L	Class S	Class SVB	Class O
Annualized Current	1.16%	1.01%	0.61%	1.21%
Effective	1.16%	1.01%	0.61%	1.21%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Institutional Cash Reserves Class L vs. iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Institutional Cash Reserves Class L shares generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Institutional Cash Reserves
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investment in Institutional Reserves Portfolio, at value (Note 1A)	$1,920,496,270

Liabilities:
Payable for shares of beneficial interest repurchased	75,456,335
Dividends payable	1,304,906
Distribution fees payable (Note 4)	150,804
Accrued expenses and other liabilities	128,456

Total liabilities	77,040,501

Net Assets	$1,843,455,769

Net Assets Consist of:
Paid-in capital	$1,843,455,769

Class L Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,302,024,274/1,302,024,274 shares outstanding)	$1.00

Class S Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($279,239,311/279,239,311 shares outstanding)	$1.00

Class O Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($262,185,094/262,185,094 shares outstanding)	$1.00

SVB Securities Horizon Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($7,090/7,090 shares outstanding)	$1.00

See notes to financial statements

7

Citi Institutional Cash Reserves
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income:
Allocated income from Institutional Reserves Portfolio (Note 1B)	$ 12,113,984
Allocated expenses from Institutional Reserves Portfolio (Note 1B)	(1,006,095)

		$11,107,889
Expenses:
Management fees (Note 3)	376,962
Distribution fees Class L (Note 4)	580,817
Distribution fees Class O (Note 4)	314,249
Distribution fees Class S (Note 4)	301,090
Distribution fees Class SVB Securities Horizon Shares (Note 4)	10,393
Legal fees	53,346
Shareholder reports	34,591
Blue sky fees	15,272
Transfer agent fees	11,080
Registration fees	10,862
Audit fees	9,967
Trustees’ fees	8,412
Custody and fund accounting fees	559
Miscellaneous	20,499

Total expenses	1,748,099
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(1,065,943)

Net expenses		682,156

Net investment income		$10,425,733

See notes to financial statements

8

Citi Institutional Cash Reserves
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2):	$10,425,733	$28,610,875

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class L Shares:
Proceeds from sale of shares	6,856,722,653	17,546,877,072
Net asset value of shares issued to shareholders
from reinvestment of dividends	1,242,734	2,930,073
Cost of shares repurchased	(6,573,831,596)	(17,277,372,152)

Total Class L	284,133,791	272,434,993

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class S Shares:
Proceeds from sale of shares	572,242,647	931,614,425
Net asset value of shares issued to shareholders
from reinvestment of dividends	1,117,236	1,399,463
Cost of shares repurchased	(500,852,660)	(810,047,161)

Total Class S	72,507,223	122,966,727

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class O Shares:
Proceeds from sale of shares	1,176,068,622	—
Net asset value of shares issued to shareholders
from reinvestment of dividends	117,269	—
Cost of shares repurchased	(914,000,797)	—

Total Class O	262,185,094	—

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
SVB Securities Horizon Shares:
Proceeds from sale of shares	249,895,299	1,704,103,520
Net asset value of shares issued to shareholders
from reinvestment of dividends	3,305	131,599
Cost of shares repurchased	(249,900,619)	(1,740,295,487)

Total Class SVB Securities Horizon Shares	(2,015)	(36,060,368)

Net Increase in Net Assets	618,824,093	359,341,352

Net Assets:
Beginning of year	1,224,631,676	865,290,324

End of year	$1,843,455,769	$1,224,631,676

See notes to financial statements

9

Citi Institutional Cash Reserves
FINANCIAL HIGHLIGHTS

	Class L
	Six Months Ended February 28, 2003		Year Ended August 31,					For the Period October 17, 1997† to August 31,
	(Unaudited)		2002		2001	2000	1999	1998

Net Asset Value, beginning
of year	$1.00000		$1.00000		$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00701		0.01965		0.05288	0.05827	0.04930	0.04736
Less dividends from net
investment income	(0.00701)		(0.01965)		(0.05288)	(0.05827)	(0.04930)	(0.04736)

Net Asset Value,
end of year	$1.00000		$1.00000		$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,302,024		$1,017,890		$745,455	$496,068	$388,939	$245,520
Ratio of expenses to
average net assets	0.20	%*#	0.25	%#	0.25%	0.25%	0.25%	0.25	%*
Ratio of net investment
income to average
net assets	1.39	%*#	1.90	%#	5.17%	5.93%	4.97%	5.47	%*
Total return	0.71	%**	1.98%		5.42%	5.98%	5.04%	4.84	%**

Note: If agents of the Fund and the agent of Institutional Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund for the years indicated, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00639		$0.01803		$0.05168	$0.05680	$0.04791	$0.04571
Ratios:
Expenses to average
net assets	0.34	%*#	0.38	%#	0.37%	0.40%	0.40%	0.44	%*
Net investment income to
average net assets	1.25	%*#	1.77	%#	5.05%	5.78%	4.83%	5.28	%*

†	Commencement of Operations
#	Includes the Fund’s share of Institutional Reserves Portfolio allocated expense commencing on June 3, 2002.
*	Annualized
**	Not Annualized

See notes to financial statements

10

Citi Institutional Cash Reserves
FINANCIAL HIGHLIGHTS

	Class S
	Six Months Ended February 28, 2003		Year Ended August 31,			For the Period October 6, 1999† to August
	(Unaudited)		2002		2001	31, 2000

Net Asset Value, beginning of year	$1.00000		$1.00000		$1.00000	$1.00000
Net investment income	0.00626		0.01815		0.05137	0.05202
Less dividends from net
investment income	(0.00626)		(0.01815)		(0.05137)	(0.05202)

Net Asset Value, end of year	$1.00000		$1.00000		$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$279,239		$206,732		$83,765	$96,359
Ratio of expenses to
average net assets	0.35	%*#	0.40	%#	0.40%	0.40	%*
Ratio of net investment income
to average net assets	1.24	%*#	1.75	%#	4.97%	5.78	%*
Total return	0.63	%**	1.83%		5.26%	5.83	%**

Note: If agents of the Fund and the agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00569		$0.01720		$0.04994	$0.05074
Ratios:
Expenses to average net assets	0.49	%*#	0.53	%#	0.52%	0.55	%*
Net investment income to
average net assets	1.10	%*#	1.62	%#	4.85%	5.63	%*

†	Commencement of Operations
#	Includes the Fund’s share of Institutional Reserves Portfolio allocated expense commencing on June 3, 2002.
*	Annualized
**	Not Annualized

See notes to financial statements

11

Citi Institutional Cash Reserves
FINANCIAL HIGHLIGHTS

	Class O For the Period September 10, 2002 (Commencement of Operations) to February 28, 2003 (Unaudited)

Net Asset Value, beginning of year	$1.00000
Net investment income	0.00683
Less dividends from net investment income	(0.00683)

Net Asset Value, end of year	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$262,185
Ratio of expenses to average net assets	0.15	%*#
Ratio of net investment income to average net assets	1.34	%*#
Total return	0.68	%**

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the period indicated, the ratios would have been as follows:

Net investment income per share	$0.00552
Ratios:
Expenses to average net assets	0.71	%*#
Net investment income to average net assets	0.78	%*#

	SVB Securities Horizon Shares:
	Six Months Ended February 28, 2003		Year Ended August		For the Period June 1, 2001† to
	(Unaudited)		31,2002		August 31, 2001

Net Asset Value, beginning of year	$1.00000		$1.00000		$1.00000
Net investment income	0.00291		0.01016		0.00726
Less dividends from net investment income	(0.00291)		(0.01016)		(0.00726)

Net Asset Value, end of year	$1.00000		$1.00000		$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$7		$9		$36,069
Ratio of expenses to average net assets	0.97	%*#	1.20	%#	1.20	%*
Ratio of net investment income to average
net assets	0.53	%*#	0.95	%#	3.24	%*
Total return	0.29	%**	1.02%		2.95	%**

Note: If agents of the Fund and the agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per share	$(0.13345)		$0.00922		$0.00718
Ratios:
Expenses to average net assets	1.06	%*#	1.33	%#	1.47	%*
Net investment income to average net assets	0.44	%*#	0.82	%#	3.14	%*

†	Commencement of Operations
#	Includes the Fund’s share of Institutional Reserves Portfolio allocated expense commencing on June 3, 2002.
*	Annualized
**	Not Annualized

See notes to financial statements

12

Citi Institutional Cash Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Citi Institutional Cash Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. On June 3, 2002, the Fund began investing all of its investable assets in Institutional Reserves Portfolio (the “Portfolio”) a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as investment manager. The value of the investment reflects the Fund’s proportionate interest (approximately 85.2% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The Fund offers Class L, Class S, Class O and Class SVB Securities Horizon Shares (formerly SVB Late Day Liquid Reserves shares). The Fund commenced its public offering of Class SVB Securities Horizon Shares on June 1, 2001 and Class O shares on September 10, 2002. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne prorata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

13

Citi Institutional Cash Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. Dividends The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $376,962, all of which was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Administrator or its affiliates

4. Distribution Fees The Fund has adopted Service Plans for Class L, Class S, Class O and Class SVB Securities Horizon Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10%, 0.25%, 0.60% and 0.27% of the Fund’s Class L, Class S, Class O and Class SVB Securities Horizon Shares average daily net assets, respectively. The Distribution fee amounted to $580,817, of which $374,939 was voluntarily waived for Class L, $301,090, of which $51,592 was voluntarily waived for Class S, and $314,249 of which $262,450 was voluntarily waived for Class O and 10,393 Class SVB Securities Horizon Shares for the six months ended February 28, 2003.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,974,077,828 and $3,290,905,011, respectively, for the six months ended February 28, 2003.

14

Citi Institutional Cash Reserves
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the manditory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to recieve the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

15

Citi Institutional Cash Reserves
PORTFOLIO OF INVESTMENTS	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Asset Backed — 4.4%

Restructured Asset Securitization*
1.32% due 09/15/03	$50,000	$49,938,022
Structured Product Asset Return*
1.58% due 06/16/03	50,000	50,000,000

		99,938,022

Certificates of Deposit (Yankee) — 15.5%

ABN Amro Bank
1.29% due 4/16/03	50,000	50,000,609
Barclays Bank
1.29% due 3/07/03	50,000	50,000,109
Credit Lyonnais
1.29% due 5/23/03	50,000	50,004,462
Credit Suisse First Boston*
1.37% due 1/12/04	50,000	50,000,130
Deutsche Bank
1.30% due 5/06/03	50,000	49,999,996
Royal Bank of Scotland
1.26% due 4/01/03	50,000	50,000,402
Wells Fargo Bank*
1.29% due 3/04/03	50,000	50,000,000

		350,005,708

Commercial Paper — 56.6%

Abbey National Treasury
1.33% due 3/18/03	50,000	50,000,206
Alianz Finance Corp.
1.26% due 5/29/03	30,000	29,908,650
Amstel Funding Corp.
1.70% due 4/01/03	40,000	39,945,222
Atomium Funding Corp.
1.36% due 3/06/03	43,158	43,153,109
Delaware Funding*
1.26% due 3/03/03	50,000	50,000,000
Fenway Funding LLC*
1.40% due 3/03/03	60,000	60,000,000
Galleon Capital Corp.
1.30% due 3/31/03	50,000	49,949,444
General Electric Capital Corp.
1.32% due 3/17/03	50,000	49,974,333
Goldman Sachs Group*
1.48% due 8/25/03	60,000	60,000,000
K2 USA LLC*
1.34% due 2/25/04	50,000	50,000,000
Links Finance Corp.*
1.31% due 04/29/03	50,000	49,998,438
Macquarie Bank Ltd.
1.30% due 6/24/03	48,400	48,202,501
Mane Funding
1.40% due 4/09/03	50,000	49,928,056
Mica Funding LLC
1.39% due 3/24/03	50,000	49,999,854
Merrill Lynch & Co. Inc.*
1.46% due 3/03/03	50,000	50,000,000
Moat Funding LLC
1.27% due 6/20/03	50,000	49,807,736
Morgan Stanley Dean Witter & Co.*
1.38% due 3/03/03	50,000	50,000,000
Nieuw Amsterdam Receivables
1.37% due 3/18/03	25,000	24,985,729
Prudential PLC
1.27% due 4/14/03	50,000	49,925,917
Sigma Finance Inc.*
1.31% due 04/29/03	50,000	49,999,219
Stanfield Victoria Finance Ltd.*
1.34% due 3/10/04	40,000	40,000,000
Tasman Funding
1.30% due 3/12/03	61,799	61,778,915
Telstra Ltd.
1.71% due 3/31/03	50,000	49,950,222
Toyota Credit
1.26% due 3/31/03	41,406	41,365,422
West Landesbank
1.29% due 6/13/03	50,000	49,817,958
Whistlejacket Capital Ltd.
1.26% due 7/30/03	35,179	34,995,542
White Pine Finance LLC*
1.32% due 10/15/03	40,000	39,994,886

		1,273,681,359

Time Deposits — 17.7%

Danske Bank
1.34% due 3/03/03	100,000	100,000,000
National City Bank
1.32% due 3/03/02	110,000	110,000,000
Suntrust
1.33% due 3/03/03	189,645	189,645,000

		399,645,000

16

Citi Institutional Cash Reserves
PORTFOLIO OF INVESTMENTS (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

US Gov’t Agency Discount Notes — 10.2%

Federal Home Loan Bank*
1.30% due 03/12/03	$30,000	$29,999,562
Federal National Mortgage Association
1.13% due 5/28/03	50,000	49,852,486
1.12% due 8/27/03	50,000	49,697,625
United States Treasury Bills,
1.17% due 3/17/03	100,000	99,951,778

		229,501,451

Repurchase Agreement — 4.4%

UBSW
1.37% due 3/03/03 proceeds at maturity $100,011,260 (collateralized by $20,000,000 FHLB
7.25% due 5/13/05 valued at $22,800,000, $42,000,000 FHLB
5.80% due 3/30/09 valued at $48,457,500, $30,980,000 FHLMC
1.12% due 8/29/03 valued at $30,747,650)

Total Investments, at Amortized Cost	108.8%	2,452,771,540
Other Assets, Less Liabilities	(8.8)	(198,336,385)

Net Assets	100.0%	$2,254,435,155

See notes to financial statements

*	Variable interest rate—subject to periodic change.

17

Institutional Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$2,452,771,540
Cash	327
Interest receivable	1,416,437

Total assets	2,454,188,304

Liabilities:
Payable for investments purchased	199,501,889
Management fees payable (Note 2)	101,722
Accrued expenses and other liabilities	149,538

Total liabilities	199,753,149

Net Assets	$2,254,435,155

Represented by:
Paid-in capital for beneficial interests	$2,254,435,155

See notes to financial statements

18

Institutional Reserves Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1B)		$13,014,812

Expenses:
Management fees (Note 2)	$1,222,787
Custody and fund accounting fees	169,727
Legal fees	71,619
Audit fees	8,115
Trustees’ fees	2,430
Miscellaneous	13,620

Total expenses	1,488,298
Less: aggregate amounts waived by the Manager (Note 2)	(410,410)

Net expenses		1,077,888

Net investment income		$11,936,924

See notes to financial statements

19

Institutional Reserves Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2003 (Unaudited)	For the Period June 3, 2002 (Commencement of Operations) to August 31, 2002

Increase in Net Assets From Operations:
Net investment income	$11,936,924	$5,845,929

Capital Transactions:
Proceeds from contributions (Note 1)	4,676,560,675	3,045,090,085
Value of withdrawals	(3,660,278,008)	(1,824,720,450)

Net increase in net assets from capital transactions	1,016,282,667	1,220,369,635

Net Increase in Net Assets	1,028,219,591	1,226,215,564

Net Assets:
Beginning of year	1,226,215,564	—

End of year	$2,254,435,155	$1,226,215,564

See notes to financial statements

20

Institutional Reserves Portfolio
FINANCIAL HIGHLIGHTS

	Six Months Ended February 28, 2003 (Unaudited)		For the Period June 3, 2002 (Commencement of Operations) to August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$2,254,435		$1,226,216
Ratio of expenses to average net assets	0.13	%*	0.15	%*
Ratio of net investment income to average net assets	1.45	%*	1.77	%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the period indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18	%*	0.20	%*
Net investment income to average net assets	1.40	%*	1.72	%*

*	Annualized

See notes to financial statements

21

Institutional Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Institutional Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

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Institutional Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affilate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund’s average daily net assets. The management fee amounted to $1,222,787 of which $410,410 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $26,494,033,586 and $25,321,111,802, respectively, for the six months ended February 28, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the manditory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to recieve the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Investment Manager

Investment Manager
(of Institutional Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/INS.CR/203 03-4662